Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Securian Funds Trust
Prospectus Date	rr_ProspectusDate	May 01, 2020
SFT International Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary: SFT International Bond Fund
Objective [Heading]	rr_ObjectiveHeading	SFT International Bond Fund: Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize current income, consistent with the protection of principal.
Expense [Heading]	rr_ExpenseHeading	SFT International Bond Fund: Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold Class 1 or Class 2 shares of the Fund. The table does not reflect charges assessed in connection with the variable life insurance policies or variable annuity contracts, or qualified plans, that invest in the Fund. If these charges were included, the expenses shown in the table below would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23.4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.40%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other Funds.

		The example assumes an investment of $10,000 in the Fund for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect the other fees and expenses related to a variable life insurance policy, variable annuity contract or qualified plan that invests in the Fund. If these other fees and expenses were included, the expenses shown in the example below would be higher. Although actual costs may be higher or lower, based on these assumptions, costs would be:
Strategy [Heading]	rr_StrategyHeading	SFT International Bond Fund: Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets in “bonds.” “Bonds” include debt securities of any maturity, such as bonds, notes, bills and debentures.

The Fund invests predominantly in bonds issued by governments, government related entities and government agencies located around the world. The Fund may also invest in inflation-indexed securities and securities or structured products that are linked to or derive their value from another security, asset or currency of any nation. The Fund invests significant assets in issuers located in at least three countries (including the U.S.). The Fund may invest without limit in developing markets (i.e., countries that lack established legal, political, business and social frameworks).

Although the Fund may buy bonds rated in any category, it focuses on “investment grade” bonds. These are issues rated in the top four rating categories by at least one independent rating agency, such as Standard & Poor’s (S&P®) or Moody’s Investors Service (Moody’s) or, if unrated, determined by the Fund’s investment manager or sub-adviser to be of comparable quality. The Fund may invest up to 25% of its total assets in bonds that are rated below investment grade (these instruments are sometimes called “junk”). Generally, lower rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk.

The Fund is a non-diversified fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

For purposes of pursuing its investment objective, the Fund regularly uses various currency related transactions involving derivative instruments, principally currency and cross currency forwards, but may also use currency and currency index futures contracts. The Fund maintains significant positions in currency related derivative instruments as a hedging technique or to implement a currency investment strategy, which could expose a large amount of the Fund’s assets to obligations under these instruments. The result of such transactions may represent, from time to time, a large component of the Fund’s investment returns. The Fund may also enter into various other transactions involving derivatives, including financial futures contracts (such as interest rate or bond futures), swap agreements (which may include interest rate and credit default swaps); options on interest rate or bond futures, and options on interest rate swaps. These derivative instruments may be used for hedging purposes, to enhance returns, or to obtain net long or net negative (short) exposure to selected currencies, interest rates, countries or durations.

In some cases derivative instruments are used for purposes that may be deemed to be speculative in nature, rather than for purposes of hedging risk. In such cases, the Fund will limit its purchase of derivatives as follows: the total notional value of currency forwards, when aggregated with currency futures, will not exceed 150% of the Fund’s total assets. The “notional value” of a derivative contract reflects it’s nominal or face amount. In comparison, the market value of a derivative contract, which is usually less, reflects the outstanding obligation under the contract.

		Franklin Advisers, Inc., (Franklin) the Fund’s sub-adviser, allocates the Fund’s assets based upon its assessment of changing market, political and economic conditions. It will consider various factors, including evaluation of interest rates, currency exchange rate changes and credit risks. In determining whether to allocate Fund assets to the markets of any individual country, Franklin may consider the country’s macroeconomic and fiscal performance, policies, and outlook, as well as the current political climate. Franklin may shorten or lengthen the Fund’s duration in select markets or on an overall basis in response to interest rate changes and Franklin’s outlook for interest rates. It will allocate the Fund’s assets among permissible types of securities and instruments in accordance with the Fund’s investment restrictions and according to where Franklin believes it has found the most attractive investment opportunities for the Fund given the level of risk involved. Franklin may use forward currency exchange contracts and other derivatives for hedging purposes or other purposes. The Fund’s allocations to various markets, securities and instruments will vary over time. Franklin may consider selling a security when it believes the security has become fully valued due to either its price appreciation or changes in the issuer’s fundamentals, or when Franklin believes another security is a more attractive investment opportunity.
Risk [Heading]	rr_RiskHeading	SFT International Bond Fund: Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund may result in the loss of money, and may be subject to various risks including the following types of principal risks:
  Foreign Securities Risk – the risk that investing in foreign securities, including securities of foreign governments, typically involves more risks than investing in U.S. securities, and includes risks associated with: political and economic developments – the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.; trading practices – government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; availability of information – foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets – the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing countries or emerging market countries.
  Currency Management Strategies – the risk that currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Fund’s sub-adviser expects. In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.
  Foreign Governmental and Supranational Debt Securities Risk – Foreign government and sovereign debt securities, including supranational debt securities, are subject to risks in addition to those relating to debt securities generally. Governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal, or otherwise meet obligations, when due and may require that the conditions for payment be renegotiated. As a sovereign entity, the issuing government may be immune from lawsuits in the event of its failure or refusal to pay the obligations when due. The debtor’s willingness or ability to repay in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its non-U.S. reserves, the availability of sufficient non-U.S. exchange on the date a payment is due, the relative size of the debt service burden to the issuing country’s economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which the sovereign debtor may be subject. Governmental debtors also will be dependent on expected disbursements from foreign governments or multinational agencies and the country’s access to, or balance of, trade. Some governmental debtors have in the past been able to reschedule or restructure their debt payments without the approval of debt holders or declare moratoria on payments, and similar occurrences may happen in the future. There is no bankruptcy proceeding by which the Fund may collect in whole or in part on debt subject to default by a government.
  Regional Risk – is the risk that adverse conditions in a certain region or country can adversely affect securities of issuers in other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or a particular country, the Fund will generally have more exposure to the specific regional or country economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a substantial portion of the Fund’s assets are invested, the Fund may experience substantial illiquidity or reduction in the value of the Fund’s investments.
  Developing Market Countries Risk – the risk that the Fund’s investments in developing market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.
  Market Risk – the risk that equity and debt securities are subject to adverse trends in equity and debt markets. Securities held by a Fund are subject to price movements due to changes in general economic conditions, the level of prevailing interest rates, investor perceptions of the market and defaults or volatility in securities not held by a Fund but that impact general market trends and conditions. In addition, prices are affected by the outlook for overall corporate profitability. Market prices of equity securities are generally more volatile than debt securities. This may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer or the market as a whole. In addition, market risk may affect a portfolio of equity securities of micro, small, mid, large and very large capitalization companies and/or equity securities believed by a Fund’s investment adviser or sub-adviser to be undervalued or exhibit above average sustainable earnings growth potential. As a result, a portfolio of such equity securities may underperform the market as a whole.
  Liquidity Risk – the risk that the debt securities or fixed income obligations purchased by the Fund, including restricted securities determined by the Fund’s sub-adviser to be liquid at the time of purchase, may prove to be illiquid or otherwise subject to reduced liquidity due to changes in market conditions or quality ratings, or to errors in judgment by the sub-adviser. The Fund may be exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund’s ability to sell particular securities at a favorable price or in a timely manner. In the event certain securities experience limited trading volumes, the prices of such securities may display abrupt or erratic movements. In addition, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to sell at a favorable price at the time when the sub-adviser believes it is desirable to do so. Investment in securities that are less actively traded (or over time experience decreased trading volume) may restrict the Fund’s ability to take advantage of other market opportunities.
  Interest Rate Risk – Interest rate changes can be sudden and unpredictable, and are influenced by a number of factors including government policy, monetary policy, inflation expectations, perceptions or risk, and supply and demand of bonds. Changes in government monetary policy, including changes in tax policy or changes in a central bank’s implementation of specific policy goals, may have a substantial impact on interest rates. There can be no guarantee that any particular government or central bank policy will be continued, discontinued or changed nor that any such policy will have the desired effect on interest rates. Debt securities generally tend to lose market value when interest rates rise and increase in value when interest rates fall. A rise in interest rates also has the potential to cause investors to rapidly move out of fixed-income securities, which may increase redemptions in the Fund. A substantial increase in interest rates may also have an adverse impact on the liquidity of a security, especially those with longer maturities. Securities with longer maturities or lower coupons or that make little (or no) interest payments before maturity tend to be more sensitive to these interest rate changes. The longer the Fund’s average weighted portfolio maturity, the greater the impact a change in interest rates will have on its share price.
  Credit Risk – the risk that an issuer of bonds may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value.

  Lower-rated securities. Securities rated below investment grade, sometimes called “junk bonds,” generally have more credit risk than higher-rated securities. Issuers of lower-rated or high yield, fixed-income securities are not as strong financially as those issuing higher credit quality debt securities. These issuers are generally considered predominantly speculative by the applicable rating agencies as these issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due.

  The prices of high yield debt securities fluctuate more than those of higher-credit-quality. Prices are especially sensitive to developments affecting the issuer’s business and to changes in the ratings assigned by rating agencies. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors. High yield debt securities generally are more illiquid (harder to sell) and harder to value than higher-quality securities. Many of these securities do not trade frequently, and when they do their prices may be significantly higher or lower than expected.
  Derivative Instruments Risk – the risk that the performance of derivative instruments (including currency-related derivatives) depends largely on the performance of an underlying currency, security or index, and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives (such as swap agreements), there is a risk of loss because the other party to the transaction may fail to perform as promised for a variety of reasons, including because of such other party’s bankruptcy or insolvency. This risk may be heightened during volatile market conditions.
  Income Risk – the risk that the Fund’s income may decline when interest rates fall or when the Fund experiences defaults on debt securities it holds.
  Inflation-Indexed Securities Risk – the risk that inflation-indexed securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-indexed security can decrease when real interest rates increase, and can increase when real interest rates decrease. Interest payments on inflation-indexed securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable.
  Non-Diversification Risk – the risk that, because the Fund is a non-diversified fund, it may be more sensitive to economic, business, political or other changes affecting similar issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.
  Portfolio Risk – is the risk that Fund performance may not meet or exceed that of the market as a whole.
  Active Management Risk – The Fund is subject to the risk that the investment sub-adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform other funds with similar objectives and investment strategies.
  Pandemic Risk – is the risk that pandemics and other illness-related geopolitical events may increase short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Pandemics may adversely affect individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’ investments.

  An outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has spread internationally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund, including political, social and economic risks. Any such impact could adversely affect Fund performance, the performance of the securities in which the Fund invests and may lead to losses on your investment in the Fund. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may result in the loss of money
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk – the risk that, because the Fund is a non-diversified fund, it may be more sensitive to economic, business, political or other changes affecting similar issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	SFT International Bond Fund: Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare to the return of a broad based index. (Performance prior to May 1, 2012 is that of the Fund’s predecessor portfolio. See “Financial Highlights” at page 128 of the Prospectus.) The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Fund. If such charges and expenses were included, the returns shown below would be lower. The past performance of the Fund does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare to the return of a broad based index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Fund does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class 2 Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Fund. If such charges and expenses were included, the returns shown below would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter
3Q '10 | 8.37%
Worst Quarter
3Q '11 | -7.87%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for periods ending December 31, 2019)
SFT International Bond Fund | Class 1
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
1 Year	rr_ExpenseExampleYear01	$ 103
3 Years	rr_ExpenseExampleYear03	322
5 Years	rr_ExpenseExampleYear05	558
10 Years	rr_ExpenseExampleYear10	$ 1,236
1 Year	rr_AverageAnnualReturnYear01	1.93%
5 Years	rr_AverageAnnualReturnYear05	0.81%
10 Years	rr_AverageAnnualReturnYear10	3.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 11, 2008
SFT International Bond Fund | Class 2
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
1 Year	rr_ExpenseExampleYear01	$ 128
3 Years	rr_ExpenseExampleYear03	400
5 Years	rr_ExpenseExampleYear05	692
10 Years	rr_ExpenseExampleYear10	$ 1,523
2010	rr_AnnualReturn2010	13.90%	[1]
2011	rr_AnnualReturn2011	(0.26%)	[1]
2012	rr_AnnualReturn2012	16.20%	[1]
2013	rr_AnnualReturn2013	(0.08%)	[1]
2014	rr_AnnualReturn2014	1.70%	[1]
2015	rr_AnnualReturn2015	(4.16%)	[1]
2016	rr_AnnualReturn2016	3.09%	[1]
2017	rr_AnnualReturn2017	1.12%	[1]
2018	rr_AnnualReturn2018	1.21%	[1]
2019	rr_AnnualReturn2019	1.68%	[1]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.87%)
1 Year	rr_AverageAnnualReturnYear01	1.68%
5 Years	rr_AverageAnnualReturnYear05	0.56%
10 Years	rr_AverageAnnualReturnYear10	3.27%
SFT International Bond Fund | FTSE World Government Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.90%
5 Years	rr_AverageAnnualReturnYear05	2.03%
10 Years	rr_AverageAnnualReturnYear10	1.85%

[1]	The performance shown in the bar chart above is for Class 2 shares and reflects a 0.25% 12b-1 distribution fee that is not charged to Class 1 shares. The returns for Class 1 shares would be substantially similar to the returns shown in the bar chart, but for the 12b-1 fee associated with Class 2 shares.